Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005468
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%	3.22%	5.21%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%